Crawford Large Cap Dividend Fund
Schedule of Investments
March 31, 2023 - (Unaudited)
COMMON STOCKS — 96.12% Shares Fair Value
Communications — 5.49%
Comcast Corp., Class A 32,000 $ 1,213,120
Omnicom Group, Inc. 19,850 1,872,649
3,085,769
Consumer Discretionary — 9.33%
Genuine Parts Co. 7,940 1,328,441
Hasbro, Inc. 16,000 859,040
Home Depot, Inc. (The) 6,410 1,891,720
Marsh & McLennan Companies, Inc. 7,000 1,165,850
5,245,051
Consumer Staples — 8.46%
Coca-Cola Co. (The) 28,000 1,736,840
Mondelez International, Inc., Class A 17,850 1,244,502
Philip Morris International, Inc. 18,250 1,774,813
4,756,155
Financials — 16.41%
American Express Co. 9,900 1,633,005
BlackRock, Inc. 1,700 1,137,504
Chubb Ltd. 5,920 1,149,546
JPMorgan Chase & Co. 6,700 873,077
M&T Bank Corp. 4,000 478,280
Northern Trust Corp. 13,120 1,156,266
Procter & Gamble Co. (The) 7,900 1,174,651
Willis Towers Watson PLC 6,998 1,626,194
9,228,523
Health Care — 17.81%
AbbVie, Inc. 11,500 1,832,755
AstraZeneca PLC - ADR 27,500 1,908,775
Cardinal Health, Inc. 3,000 226,500
Johnson & Johnson 13,140 2,036,700
Medtronic PLC 18,500 1,491,470
Merck & Co., Inc. 20,170 2,145,886
Stryker Corp. 1,300 371,111
10,013,197
Industrials — 14.25%
Honeywell International, Inc. 6,950 1,328,284
Johnson Controls International PLC 31,600 1,902,952
Raytheon Technologies Corp. 12,500 1,224,125
TE Connectivity Ltd. 8,000 1,049,200
United Parcel Service, Inc., Class B 12,930 2,508,291
8,012,852
Real Estate — 1.67%
Alexandria Real Estate Equities, Inc. 7,500 941,925
Technology — 21.08%
Accenture PLC, Class A 5,840 1,669,129
Fidelity National Information Services, Inc. 10,000 543,300

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
COMMON STOCKS — 96.12% - (continued) Shares Fair Value
Technology — 21.08% - (continued)
Global Payments, Inc. 14,700 $ 1,547,028
International Business Machines Corp. 8,000 1,048,720
Microsoft Corp. 9,870 2,845,521
S&P Global, Inc. 3,600 1,241,172
SAP SE - ADR 4,000 506,200
Texas Instruments, Inc. 9,350 1,739,194
Visa, Inc., Class A 3,200 721,472
11,861,736
Utilities — 1.62%
American Electric Power Co., Inc. 10,000 909,900
Total Common Stocks (Cost $31,353,818) 54,055,108
MONEY MARKET FUNDS - 3.83%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%
(a)
2,153,369 2,153,369
Total Money Market Funds (Cost $2,153,369) 2,153,369
Total Investments — 99.95% (Cost $33,507,187) 56,208,477
Other Assets in Excess of Liabilities — 0.05% 27,232
NET ASSETS — 100.00% $ 56,235,709
(a) Rate disclosed is the seven day effective yield as of March 31, 2023.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
March 31, 2023 - (Unaudited)
COMMON STOCKS — 97.76% Shares Fair Value
Consumer Discretionary — 11.08%
Academy Sports & Outdoors, Inc. 77,110 $ 5,031,427
Carter's, Inc. 46,374 3,335,218
Columbia Sportswear Co. 46,800 4,223,232
HNI Corp. 99,544 2,771,305
Johnson Outdoors, Inc., Class A 61,113 3,850,730
Leggett & Platt, Inc. 89,570 2,855,492
Monro , Inc. 63,248 3,126,349
Rocky Brands, Inc. 98,453 2,271,311
Wolverine World Wide, Inc. 197,443 3,366,403
30,831,467
Consumer Staples — 9.16%
Casey's General Stores, Inc. 19,487 4,218,156
Flowers Foods, Inc. 145,566 3,989,964
Inter Parfums , Inc. 28,045 3,989,121
J&J Snack Foods Corp. 28,096 4,164,389
MGP Ingredients, Inc. 42,834 4,142,904
PriceSmart , Inc. 40,475 2,893,153
Turning Point Brands, Inc. 99,928 2,098,488
25,496,175
Energy — 1.51%
DT Midstream, Inc. 85,006 4,196,746
Financials — 20.03%
Artisan Partners Asset Management, Inc., Class A 77,308 2,472,310
BancFirst Corp. 51,731 4,298,846
First Hawaiian, Inc. 119,037 2,455,733
Glacier Bancorp, Inc. 63,962 2,687,044
Hamilton Lane, Inc., Class A 39,700 2,937,006
Hanover Insurance Group, Inc. 36,159 4,646,432
Houlihan Lokey , Inc. 46,326 4,053,062
Lazard Ltd., Class A 74,739 2,474,608
Old Republic International Corp. 189,397 4,729,243
SouthState Corp. 37,862 2,698,046
Stock Yards Bancorp, Inc. 59,760 3,295,166
Trico Bancshares 118,098 4,911,696
Valley National Bancorp 401,996 3,714,443
Walker & Dunlop, Inc. 54,797 4,173,887
Webster Financial Corp. 79,050 3,116,151
WSFS Financial Corp. 81,449 3,063,297
55,726,970
Health Care — 10.95%
Atrion Corp. 10,456 6,565,427
CONMED Corp. 67,766 7,038,176
LeMaitre Vascular, Inc. 80,833 4,160,475
Perrigo Co. PLC 135,939 4,876,132
Psychemedics Corp. 204,835 1,075,384

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
COMMON STOCKS — 97.76% - (continued) Shares Fair Value
Health Care — 10.95% - (continued)
U.S. Physical Therapy, Inc. 69,013 $ 6,757,063
30,472,657
Industrials — 25.17%
AZZ, Inc. 126,264 5,207,127
ESCO Technologies, Inc. 64,740 6,179,433
Franklin Electric Co., Inc. 62,218 5,854,714
Hackett Group, Inc. (The) 281,047 5,193,749
Landstar System, Inc. 11,218 2,010,939
Littelfuse , Inc. 21,002 5,630,426
Moog, Inc., Class A 56,475 5,689,857
MSC Industrial Direct Co., Inc., Class A 58,557 4,918,788
Mueller Water Products, Inc. 376,964 5,254,878
National Instruments Corp. 55,851 2,927,151
nVent Electric PLC 122,349 5,253,666
Standex International, Inc. 45,412 5,560,245
Tennant Co. 48,891 3,350,500
Valmont Industries, Inc. 13,046 4,165,327
Woodward, Inc. 28,690 2,793,545
69,990,345
Materials — 1.90%
HB Fuller Co. 77,306 5,291,596
Real Estate — 4.54%
Armada Hoffler Properties, Inc. 235,978 2,786,900
Four Corners Property Trust, Inc. 91,401 2,455,031
Independence Realty Trust, Inc. 275,343 4,413,748
STAG Industrial, Inc. 88,278 2,985,562
12,641,241
Technology — 12.14%
Absolute Software Corp. 427,946 3,350,817
American Software, Inc., Class A 397,706 5,015,073
AudioCodes , Ltd. 188,586 2,843,877
Belden, Inc. 47,794 4,147,085
Power Integrations, Inc. 65,041 5,505,070
Sapiens International Corp. NV 190,453 4,136,639
Simulations Plus, Inc. 144,205 6,336,368
TTEC Holdings, Inc. 65,552 2,440,501
33,775,430
Utilities — 1.28%
Black Hills Corp. 56,552 3,568,431
Total Common Stocks (Cost $238,213,735) 271,991,058
MONEY MARKET FUNDS - 2.02%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%
(a)
5,606,116 5,606,116

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 2.02% - continued
Total Money Market Funds (Cost $5,606,116) $ 5,606,116
Total Investments — 99.78% (Cost $243,819,851) 277,597,174
Other Assets in Excess of Liabilities — 0.22% 609,677
NET ASSETS — 100.00% $ 278,206,851
(a) Rate disclosed is the seven day effective yield as of March 31, 2023.

Crawford Multi-Asset Income Fund
Schedule of Investments
March 31, 2023 - (Unaudited)
COMMON STOCKS — 47.94% Shares Fair Value
Communications — 4.37%
AT&T, Inc. 55,800 $ 1,074,150
BCE, Inc. 50,910 2,280,259
Verizon Communications, Inc. 46,200 1,796,718
5,151,127
Consumer Staples — 5.27%
Kraft Heinz Co. (The) 66,000 2,552,220
Philip Morris International, Inc. 37,710 3,667,298
6,219,518
Energy — 11.18%
DT Midstream, Inc. 35,830 1,768,927
Kinder Morgan, Inc. 207,050 3,625,446
ONEOK, Inc. 57,290 3,640,207
Williams Companies, Inc. (The) 139,350 4,160,991
13,195,571
Financials — 3.31%
Huntington Bancshares, Inc. 196,110 2,196,432
New York Community Bancorp, Inc. 188,570 1,704,673
3,901,105
Health Care — 4.14%
AbbVie, Inc. 18,860 3,005,718
Gilead Sciences, Inc. 22,625 1,877,196
4,882,914
Real Estate — 10.10%
Alexander's, Inc. 10,370 2,009,188
Crown Castle International Corp. 9,300 1,244,712
Four Corners Property Trust, Inc. 70,710 1,899,271
Physicians Realty Trust 173,480 2,590,055
STAG Industrial, Inc. 71,660 2,423,541
WP Carey, Inc. 22,630 1,752,694
11,919,461
Technology — 3.35%
International Business Machines Corp. 30,170 3,954,985
Utilities — 6.22%
Duke Energy Corp. 32,720 3,156,499
NorthWestern Corp. 30,900 1,787,874
Southern Co. (The) 34,380 2,392,160
7,336,533
Total Common Stocks (Cost $54,232,744) 56,561,214
PREFERRED STOCKS — 36.26% Shares Fair Value
Energy — 0.59%
Energy Transfer LP, Series D, 7.63% 29,730 693,601

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
PREFERRED STOCKS — 36.26% - (continued) Shares Fair Value
Financials — 18.65%
AGNC Investment Corp., Series C, 7.00% 69,990 $ 1,646,165
Allstate Corp., Series G, 5.63% 30,000 748,200
Ally Financial, Inc., Series B, 4.70% 3,589,000 2,586,323
American Express Co., Series D, 3.55% 3,750,000 3,178,875
Annaly Capital Management, Inc., Series F, 6.95% 71,610 1,690,712
Bank of America Corp., Series KK, 5.38% 11,830 271,735
Charles Schwab Corp. (The), Series I, 4.00% 3,967,000 3,239,135
Invesco Mortgage Capital, Inc., Series C, 7.50% 118,500 2,146,035
Two Harbors Investment Corp., Series B, 7.63% 161,400 3,289,332
Wells Fargo & Co., Series L, 7.50% 2,720 3,199,400
21,995,912
Real Estate — 6.59%
Armada Hoffler Properties Inc., Series A, 6.75% 98,837 2,064,705
Digital Realty Trust, Inc., Series L, 5.20% 102,150 2,196,225
Hersha Hospitality Trust, Series D, 6.50% 66,910 1,298,723
UMH Properties, Inc., Series D, 6.38% 37,100 811,748
Vornado Realty Trust, Series M, 5.25% 104,150 1,408,108
7,779,509
Utilities — 10.43%
Centerpoint Energy, Inc., Series A, 6.13% 3,650,000 3,456,093
Nisource, Inc., Series B, 6.50% 111,050 2,665,200
Sempra Energy, 5.75% 10,690 264,471
Southern Co. (The), B 104,420 2,359,892
Spire, Inc., Series A, 5.90% 147,950 3,558,198
12,303,854
Total Preferred Stocks (Cost $48,972,310) 42,772,876
CORPORATE BONDS — 11.68%
Principal
Amount Fair Value
Consumer Discretionary — 3.00%
Newell Brands, Inc., 4.45%, 4/1/2026 $ 3,672,000 3,538,211
Energy — 2.24%
Transcanada Trust, 5.63%, 5/20/2075 2,830,000 2,639,186
Real Estate — 3.37%
Crown Castle Inc., 5.00%, 1/11/2028 3,945,000 3,973,267
Technology — 3.07%
Fidelity National Information Services Inc., 4.50%, 7/15/2025 3,665,000 3,623,614
Total Corporate Bonds (Cost $13,877,104) 13,774,278
MONEY MARKET FUNDS - 3.81% Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%
(a)
4,495,083 4,495,083
Total Money Market Funds (Cost $4,495,083) 4,495,083
Total Investments — 99.69% (Cost $121,577,241) 117,603,451

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 3.81% - continued Shares
Other Assets in Excess of Liabilities — 0.31% 361,181
NET ASSETS — 100.00% $ 117,964,632
(a) Rate disclosed is the seven day effective yield as of March 31, 2023.